Other Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Other Expenses
Other expenses for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Cost of operating leases	¥30,038	¥30,281	¥22,922
Cost related to disposal of assets leased	224	3,212	301
Cost related to IT solution services and IT systems	109,346	94,071	89,762
Provision for interest repayment	22,061	28,818	31,596
Losses on disposal of property, plant and equipment, and other intangible assets	9,360	6,377	3,856
Impairment losses of property, plant and equipment	4,168	31,617	43,708
Impairment losses of intangible assets	9,648	135,519	55,816
Losses on sales of investments in subsidiaries and associates (1)	85,419	8,216	—
Impairment losses of investments in associates and joint ventures (2) (3)	93,046	56,461	42,460
Losses on step acquisition of subsidiaries	1,249	—	—
Others	102,298	107,775	78,138

Total other expenses	¥466,857	¥502,347	¥368,559

(1)	For the fiscal years ended March 31, 2024, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥ 84,578 million upon sales of its subsidiary, SMBC Rail Services LLC.
(2)
For the fiscal years ended March 31, 2024, 2023 and 2022, the Group recognized an impairment loss of ¥18,935 million, ¥33,932 million and ¥42,218 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.

(3)
For the fiscal year ended March 31, 2024, the Group recognized an impairment loss of ¥64,709 million on investments in associates and joint ventures, VPBank SMBC
Finance
Company Limited, due to the decline in the recoverable amount as determined by the value in use calculation.